Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	FEDERATED WORLD INVESTMENT SERIES INC
Central Index Key	dei_EntityCentralIndexKey	0000918199
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 27, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

Federated International Leaders Fund

A Portfolio of Federated World Investment Series, Inc.

Class A Shares (TICKER FGFAX)
Class B Shares (TICKER FGFBX)
Class C Shares (TICKER FGFCX)
Institutional Shares (TICKER FGFLX)

SUPPLEMENT TO Statutory and Summary Prospectus Dated January 31, 2011 (Revised March 31, 2011) for Class A, B and C Shares

SUPPLEMENT TO Statutory and Summary Prospectus Dated January 31, 2011 for Institutional Shares

1. The following statement updates the fee waiver disclosure under the heading entitled, "Risk/Return Summary: Fees and Expenses" in the Prospectus for the Institutional Shares only of Federated International Leaders Fund:

"The Federated International Leaders Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of the Tributary International Equity Fund, a portfolio of the Tributary Funds, in exchange for Institutional Shares of the Fund, which will be distributed pro rata by Tributary International Equity Fund to holders of its Institutional Shares and Institutional Plus Shares, ("Acquired Fund Shareholders") in complete liquidation and termination of Tributary International Equity Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 21, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the January 31, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 30, 2012, with respect to the Institutional Shares only of the Fund."

2. Under the heading entitled "Average Annual Total Return Table" under the section entitled "Risk/Return Summary: Investments, Risks and Performance," please add the following disclosure to the end of footnote 1 to the table in the Prospectuses of the Class A, B and C Shares and the Institutional Shares:

"MSCI Index (Net) returns are calculated after taking into account dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. However, withholding rates applicable to the Fund may be lower."

June 27, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED WORLD INVESTMENT SERIES INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Supplement [Text Block]	cik0000918199_SupplementTextBlock

Federated International Leaders Fund

A Portfolio of Federated World Investment Series, Inc.

Class A Shares (TICKER FGFAX)
Class B Shares (TICKER FGFBX)
Class C Shares (TICKER FGFCX)
Institutional Shares (TICKER FGFLX)

SUPPLEMENT TO Statutory and Summary Prospectus Dated January 31, 2011 (Revised March 31, 2011) for Class A, B and C Shares

SUPPLEMENT TO Statutory and Summary Prospectus Dated January 31, 2011 for Institutional Shares

1. The following statement updates the fee waiver disclosure under the heading entitled, "Risk/Return Summary: Fees and Expenses" in the Prospectus for the Institutional Shares only of Federated International Leaders Fund:

"The Federated International Leaders Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of the Tributary International Equity Fund, a portfolio of the Tributary Funds, in exchange for Institutional Shares of the Fund, which will be distributed pro rata by Tributary International Equity Fund to holders of its Institutional Shares and Institutional Plus Shares, ("Acquired Fund Shareholders") in complete liquidation and termination of Tributary International Equity Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 21, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the January 31, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 30, 2012, with respect to the Institutional Shares only of the Fund."

2. Under the heading entitled "Average Annual Total Return Table" under the section entitled "Risk/Return Summary: Investments, Risks and Performance," please add the following disclosure to the end of footnote 1 to the table in the Prospectuses of the Class A, B and C Shares and the Institutional Shares:

"MSCI Index (Net) returns are calculated after taking into account dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. However, withholding rates applicable to the Fund may be lower."

June 27, 2011

Retail Class | Federated International Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000918199_SupplementTextBlock

SUPPLEMENT TO Statutory and Summary Prospectus Dated January 31, 2011 (Revised March 31, 2011) for Class A, B and C Shares

2. Under the heading entitled "Average Annual Total Return Table" under the section entitled "Risk/Return Summary: Investments, Risks and Performance," please add the following disclosure to the end of footnote 1 to the table in the Prospectuses of the Class A, B and C Shares and the Institutional Shares:

"MSCI Index (Net) returns are calculated after taking into account dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. However, withholding rates applicable to the Fund may be lower."

Institutional Class | Federated International Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000918199_SupplementTextBlock

SUPPLEMENT TO Statutory and Summary Prospectus Dated January 31, 2011 for Institutional Shares

1. The following statement updates the fee waiver disclosure under the heading entitled, "Risk/Return Summary: Fees and Expenses" in the Prospectus for the Institutional Shares only of Federated International Leaders Fund:

"The Federated International Leaders Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of the Tributary International Equity Fund, a portfolio of the Tributary Funds, in exchange for Institutional Shares of the Fund, which will be distributed pro rata by Tributary International Equity Fund to holders of its Institutional Shares and Institutional Plus Shares, ("Acquired Fund Shareholders") in complete liquidation and termination of Tributary International Equity Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 21, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the January 31, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 30, 2012, with respect to the Institutional Shares only of the Fund."

2. Under the heading entitled "Average Annual Total Return Table" under the section entitled "Risk/Return Summary: Investments, Risks and Performance," please add the following disclosure to the end of footnote 1 to the table in the Prospectuses of the Class A, B and C Shares and the Institutional Shares:

"MSCI Index (Net) returns are calculated after taking into account dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. However, withholding rates applicable to the Fund may be lower."